Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 7. Accrued Expenses

Accrued expenses consist of the following ($ in thousands):

	September 30,	December 31,
	2018	2017
Professional fees	$83	$284
Consulting fees	967	832
License fees	-	421
Dividends	-	216
Salaries and employee benefits	156	105
Severance	307	-
Other	166	262
Total	$1,679	$2,120

Note 8. Accrued Expenses

Accrued expenses consist of the following ($ in thousands):

	December 31,	December 31,
	2017	2016
Professional fees	$284	$414
Consulting fees	691	-
License fees	421	-
Dividends	216	-
Salaries and employee benefits	105	930
Advances and fees	-	340
Financing costs	-	616
Other	403	320
Total	$2,120	$2,620